Note 9 - Fixed Assets - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Asset Type	March 31, 2013	September 30, 2012

Equipment	$2,656,000	$2,620,000
Furniture and Fixtures	491,000	491,000
Leasehold improvements	922,000	922,000
Capital Leases (primarily composed of computer equipment)	2,510,000	2,510,000
Total fixed assets	6,579,000	6,543,000
Less Accumulated Depreciation	(6,105,000)	(5,881,000)
Fixed assets net of accumulated depreciation	$474,000	$662,000

	September 30,
	2012	2011	Estimated Useful Lives (years)
Equipment	$2,620,000	$2,532,000	5
Furniture and fixtures	491,000	491,000	5
Leasehold improvements	922,000	897,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of Computer Equipment)	2,510,000	2,402,000	5
	6,543,000	6,322,000
Less accumulated depreciation and amortization	(5,881,000)	(5,348,000)
Fixed assets - net	$662,000	$974,000